PRESIDENT'S MESSAGE


                                                               December 1995
Dear Shareholder:

    We are very pleased to present you with the first Republic Equity Fund (the "Fund") annual report for the period August 1, 1995 (commencement of operations) through October 31, 1995. In this report we have provided you with a letter from the Fund's Investment Manager, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings of the Fund for the period August 1, 1995 (commencement of operations) through October 31, 1995 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ Philip W. Coolidge
                                      Philip W. Coolidge
                                      President

REPUBLIC EQUITY FUND
ANNUAL REPORT -- OCTOBER 31, 1995

TABLE OF CONTENTS
                                                                          PAGE
                                                                          ----

President's Message ......................................................   1
Letter to Shareholders from Investment Manager ...........................   3
Schedule of Investments ..................................................   5
Statement of Assets & Liabilities ........................................   8
Statement of Operations ..................................................   9
Statement of Changes in Net Assets .......................................  10
Financial Highlights .....................................................  11
Notes to Financial Statements ............................................  12
Report of Ernst & Young LLP, Independent Auditors ........................  15

LETTER TO SHAREHOLDERS FROM INVESTMENT MANAGER
                                                               December 1995
DEAR SHAREHOLDER:

    We are pleased to present the annual report for the Republic Equity Fund for the period ending October 31, 1995. The Fund's primary objective is to seek long-term growth of capital and income without excessive fluctuations in market value. The Fund seeks its objective by investing in securities selling at reasonable prices in relation to value. Since its inception on August 1, 1995, the Fund returned 2.75% as compared to 2.55% for the Lipper Growth & Income Fund Index and 4.04% for the Russell 1000 Value Index.

    Stock and bond markets around the world posted strong gains over the last year as impressive earnings from many leading companies and shifting sentiments regarding the strength of economic activity provided solid underpinnings to the markets. Recently released economic data continues to reinforce that the Federal Reserve may have achieved the desired "soft landing" scenario in the U.S. -- moderate and sustainable growth with low and controlled inflation. The strong bond market rally, supported by a generally favorable inflation outlook, makes equity valuations reasonable. Although the profit outlook from here is more mixed after the strong recovery enjoyed, we believe equity markets can rise further. Stock selection once again will be very important as the Fund continues to use extensive fundamental research to identify attractive businesses with outstanding long-term potential, selling at reasonable prices.

    As of October 31, the Fund's portfolio was broadly diversified. Equities comprised 94.9% of the portfolio, representing 50 companies. The top sector weightings were Financials at 21.7%, Non-Cyclicals at 16.4%, Consumer Goods at 15.5%, and Technology companies at 13.5%. The portfolio's current yield was 2.8%.

    The Republic Equity Fund maintains its goal to determine which companies are most able to produce superior earnings gains in the coming year. We will continue to strive to make the appropriate adjustments as market conditions change, which should help the Fund continue to provide attractive returns for investors in this large capitalization value market.

                                        Sincerely,


                                        Republic National Bank of New York

                    COMPARISON OF $10,000 INVESTMENT IN THE
              REPUBLIC EQUITY FUND AND THE RUSSELL 1000 VALUE INDEX

        AVERAGE ANNUAL TOTAL RETURN
----------------------------------------
Fiscal year                   Inception
  to date                   to 10/31/95
10/31/95                    (Annualized)
----------------------------------------
  2.75%                         11.47%

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from August 1, 1995 to October 31, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Russell 1000 Value Index for the same time period. The graph points are as follows:

Year                       Fund                      Russell
 8/01/95                   $10,000                   $10,000
 8/31/95                    10,140                    10,140
 9/30/95                    10,440                    10,510
10/31/95                    10,275                    10,400

Past performance is not predictive of future performance

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC EQUITY FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT MANAGER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

Performance data quoted herein represents past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees. All returns assume reinvestment of income and capital gains and reflect the reimbursement of certain Fund expenses as described in the Prospectus.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

REPUBLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
-----------------------------------------------------------------------
     SHARES       DESCRIPTION                             MARKET VALUE
     ------       -----------                             ------------
                  COMMON STOCK -- 95.0%

                  AEROSPACE & AIRCRAFT -- 2.4%
           8,100  Boeing Company ......................    $   531,562
                                                           -----------

                  APPAREL -- 1.7%
           7,800  VF Corporation ......................        373,425
                                                           -----------

                  AUTOMOTIVE -- 7.8%
          23,700  Cooper Tire & Rubber Company ........        548,062
          12,300  General Motors Corporation ..........        538,125
          16,300  Genuine Parts .......................        645,888
                                                           -----------
                                                             1,732,075
                                                           -----------

                  BANKING -- 8.5%
          18,700  Ahmanson (H.F.) & Company ...........        467,500
           5,500  BankAmerica Corporation .............        316,250
           5,500  Chemical Banking Corporation ........        312,812
           6,800  Comerica Incorporated ...............        228,650
          24,400  Great Western Financial .............        552,050
                                                           -----------
                                                             1,877,262
                                                           -----------

                  CHEMICALS -- 3.6%
           5,200  Dow Chemical Company ................        356,850
          11,600  Union Carbide Corporation ...........        439,350
                                                           -----------
                                                               796,200
                                                           -----------

                  COMMUNICATION -- 5.1%
           6,100  AT&T Corporation ....................        390,400
          29,600  MCI Corporation .....................        738,150
                                                           -----------
                                                             1,128,550
                                                           -----------

                  CONSUMER PRODUCTS -- 2.8%
           5,900  American Brands Incorporated ........        252,962
           9,400  Conagra Incorporated ................        363,075
                                                           -----------
                                                               616,037
                                                           -----------

                  DRUGS -- 3.5%
           4,100  Merck & Company Incorporated ........        235,750
          10,400  Smithkline Beecham ADR ..............        539,500
                                                           -----------
                                                               775,250
                                                           -----------

                  ELECTRICAL EQUIPMENT -- 6.3%
          17,100  AMP Incorporated ....................        671,175
          10,200  Emerson Electric ....................        726,750
                                                           -----------
                                                             1,397,925
                                                           -----------

                  ENTERTAINMENT -- 1.4%
          11,100  Public Service Entertainment Group
                    Incorporated ......................        326,063
                                                           -----------

                  ENVIRONMENTAL MANAGEMENT -- 4.1%
          17,900  Browning-Ferris Industries
                    Incorporated ......................        521,337
          13,700  WMX Technologies ....................        385,313
                                                           -----------
                                                               906,650
                                                           -----------

                  FINANCIAL SERVICES -- 1.3%
           7,000  American Express Company ............        284,375
                                                           -----------

                  FOOD & BEVERAGES -- 4.6%
           7,600  Hershey Foods Corporation ...........        454,100
          18,200  RJR Holdings Group Incorporated .....        559,650
                                                           -----------
                                                             1,013,750
                                                           -----------

                  FOREST PRODUCTS -- 6.3%
          11,800  Federal Paper Board Company .........        495,600
          11,500  James River Corporation of Virginia .        369,438
           9,800  Scott Paper Company .................        521,850
                                                           -----------
                                                             1,386,888
                                                           -----------

                  INDUSTRIAL MACHINERY -- 2.3%
           5,700  Deere (John) & Company ..............        509,452
                                                           -----------

                  INSURANCE -- 9.6%
           7,600  Aetna Life & Casualty ...............        534,850
           4,900  CIGNA Corporation ...................        485,712
           4,000  Chubb Corporation ...................        359,500
           5,700  Safeco Corporation ..................        365,869
           5,400  Transamerica Corporation ............        365,850
                                                           -----------
                                                             2,111,781
                                                           -----------

                  METALS & MINING -- 1.7%
           6,600  Minnesota Mining & Manufacturing ....        375,375
                                                           -----------

                  OIL & GAS -- 6.7%
           7,800  Chevron Corporation .................        364,650
           9,000  Coastal Corporation .................        291,375
           2,900  Exxon Corporation ...................        221,488
           3,700  Mobil Corporation ...................        372,775
           9,300  Ultramar Corporation ................        226,688
                                                           -----------
                                                             1,476,976
                                                           -----------

                  PRINTING & PUBLISHING -- 2.4%
          14,300  R.R. Donelly & Sons .................        521,950
                                                           -----------

                  RETAIL -- 4.4%
           2,600  Dayton-Hudson Corporation ...........        178,750
          10,500  Sears Roebuck & Company .............        357,000
          14,600  Supervalu Incorporated ..............        448,950
                                                           -----------
                                                               984,700
                                                           -----------

                  TECHNOLOGY -- 4.5%
           5,000  Apple Computer Incorporated .........        181,562
          12,000  General Motors, Class E .............        565,500
           2,600  Hewlett-Packard Incorporated ........        240,825
                                                           -----------
                                                               987,887
                                                           -----------

                  UTILITIES -- 4.0%
          14,400  Baltimore Gas & Electric ............        385,200
          17,200  CINergy Corporation .................        488,050
                                                           -----------
                                                               873,250
                                                           -----------
                  TOTAL COMMON STOCK  (Cost
                  $20,833,025) ........................     20,987,383
                                                           -----------

TOTAL INVESTMENTS -- 95.0%
  (Cost $20,833,025)(a)................................     20,987,383

OTHER ASSETS LESS LIABILITIES -- 5.0% .................      1,105,017
                                                           -----------

NET ASSETS -- 100.0% ..................................    $22,092,400
                                                           ===========

(a) The aggregate identified cost for federal income tax purposes is $20,833,025 resulting in gross unrealized appreciation and depreciation of $568,521 and $414,163, respectively, or net unrealized appreciation of $154,358.

                See accompanying notes to financial statements

REPUBLIC EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995

ASSETS:
Investment at value (cost $20,833,025) (note 2) ...........       $20,987,383
Cash ......................................................         1,187,720
Receivable for shares of capital stock sold ...............            51,000
Dividends receivable ......................................            20,591
Interest receivable .......................................            10,649
Deferred organization expense (note 2) ....................            24,644
                                                                  -----------
        Total Assets ......................................        22,281,987
                                                                  -----------
LIABILITIES:
Payable for securities purchased ..........................           138,502
Subadvisory fees payable (note 3) .........................             4,792
Distribution expenses payable (note 3) ....................             3,316
Accrued expenses and other liabilities ....................            42,977
                                                                  -----------
        Total Liabilities .................................           189,587
                                                                  -----------
NET ASSETS FOR 2,157,255 SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (UNLIMITED NUMBER OF SHARES AUTHORIZED) .....       $22,092,400
                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in capital ...........................................       $21,935,215
Undistributed net investment income .......................            10,277
Accumulated net realized loss on investments ..............            (7,450)
Net unrealized appreciation on investments ................           154,358
                                                                  -----------
        Total .............................................       $22,092,400
                                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..            $10.24
                                                                       ======


                See accompanying notes to financial statements

REPUBLIC EQUITY FUND
STATEMENT OF OPERATIONS

                                                                                FOR THE PERIOD
                                                                                AUGUST 1, 1995
                                                                                (COMMENCEMENT
                                                                                OF OPERATIONS)
                                                                                   THROUGH
                                                                               OCTOBER 31, 1995
                                                                               ----------------
INVESTMENT INCOME (NOTE 2):
  Dividend income .............................................................      $ 89,540
  Interest income .............................................................        17,635
                                                                                     --------
        Total investment income ...............................................       107,175

EXPENSES (NOTE 2):
  Investment Management fees ...................................      $  6,118
  Sub-Advisory fees ............................................        11,363
  Administration fees ..........................................         6,992
  Distribution expenses ........................................         6,835
  Registration fees ............................................         7,696
  Custodian fees and expenses ..................................         8,771
  Transfer agent fees ..........................................         4,539
  Fund accounting fees .........................................         5,833
  Trustees' fees and expenses ..................................         2,904
  Audit ........................................................        17,000
  Legal ........................................................           906
  Printing .....................................................         4,395
  Amortization of organization expenses ........................         1,308
  Other expenses ...............................................         1,225
                                                                      --------
        Total expenses .........................................        85,885
        Less: reimbursement of expenses (note 3) ...............       (21,223)
        Less: waiver of fees (note 3) ..........................       (13,110)
                                                                      --------
        Net expenses ..........................................................        51,552
                                                                                     --------
NET INVESTMENT INCOME  ........................................................        55,623
                                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions ................................        (7,450)
Net unrealized appreciation of investments --
  Beginning of period ..........................................             0
  End of period ................................................       154,358
                                                                      --------
Net change in unrealized appreciation .........................................       154,358
                                                                                     --------
Net realized and unrealized gain on investments ...............................       146,908
                                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................      $202,531
                                                                                     ========


                See accompanying notes to financial statements

REPUBLIC EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                               AUGUST 1, 1995
                                                               (COMMENCEMENT
                                                               OF OPERATIONS)
                                                                  THROUGH
                                                              OCTOBER 31, 1995
                                                              ----------------
INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income .....................................     $    55,623
Net realized loss from investment transactions ............          (7,450)
Net change in unrealized appreciation .....................         154,358
                                                                -----------
Net increase in net assets resulting from operations ......         202,531
                                                                -----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .....................................         (45,346)
                                                                -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from sales of shares .............................      21,934,564
Net asset value of shares issued in reinvestment of
  dividends ...............................................             651
Cost of shares redeemed ...................................               0
                                                                -----------
Net increase in net assets resulting from capital share
  transactions ............................................      21,935,215
                                                                -----------
NET INCREASE IN NET ASSETS ................................      22,092,400

NET ASSETS:
Beginning of period .......................................               0
                                                                -----------
End of period (including undistributed net investment
  income of $10,277) ......................................     $22,092,400
                                                                ===========

ANALYSIS OF FUND SHARE TRANSACTIONS:
Shares sold ...............................................       2,157,192
Issued in reinvestment of dividends .......................              63
Shares redeemed ...........................................               0
                                                                -----------
Net increase in shares outstanding ........................       2,157,255
                                                                ===========


                See accompanying notes to financial statements

REPUBLIC EQUITY FUND
FINANCIAL HIGHLIGHTS
                                                              FOR THE PERIOD
                                                              AUGUST 1, 1995
                                                              (COMMENCEMENT
                                                              OF OPERATIONS)
                                                                 THROUGH
                                                             OCTOBER 31, 1995
                                                            ------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
Net Asset Value, beginning of period .....................         $10.00
                                                                   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..................................           0.04
  Net realized and unrealized gain on investments ........           0.24
                                                                   ------
    Total from investment operations .....................           0.28
                                                                   ------

Less dividends:
  From net investment income .............................          (0.04)
                                                                   ------
    Total from dividends .................................          (0.04)
                                                                   ------
Net asset value, end of period ...........................         $10.24
                                                                   ======
Total return .............................................          2.75%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ...................        $22,092
  Ratio of expenses to average net assets (b).............          1.47%(c)
  Ratio of net investment income to average net assets (b)          1.59%(c)
  Portfolio turnover rate ................................             2%
------------------------------------------------------------------------------

(a)  Not annualized.
(b) Reflects a voluntary expense limitation and waiver of fees by affiliated parties of the Fund. If this limitation and waiver had not been in effect, the annualized ratios of expenses and net investment income to average net assets for the period August 1, 1995 (commencement of operations) to October 31, 1995 would have been 2.44% and 0.62%, respectively.
(c)  Annualized.


                See accompanying notes to financial statements

REPUBLIC EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995

1. DESCRIPTION AND SHARES OF THE FUND. Republic Equity Fund (the "Fund") is a diversified separate series (portfolio) of the Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of six portfolios, each of which has different and distinct investment objectives and policies. The Fund commenced operations on August 1, 1995. The financial statements for the other five portfolios are presented separately. The Declaration of Trust permits the Trustees to create additional portfolios. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, diversified management investment company. The Fund's objective is to provide shareholders of the Fund with long-term growth of capital and income without excessive fluctuations in market value.

        The Trust retains Republic National Bank of New York ("Republic" or the "Manager") as the Investment Manager. Lord, Abbett & Co. ("Lord Abbett" or the "Sub-Adviser") continuously manages the investment portfolio of the Fund. Signature Broker-Dealer Services, Inc. ("Signature" or the "Distributor" or the "Sponsor") acts as Administrator, Distributor, and Sponsor.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the Fund's significant accounting policies:

        (A) Security Valuation. The value of each security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Board of Trustees. All debt portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

        (B) Security Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including original issue discount, where applicable, is recorded on the accrual basis.

        (C) Federal Income Taxes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended (the "Code"). By so qualifying, the Fund will be exempt from regular federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains to its shareholders. As of October 31, 1995, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, of $7,450 which expire in 2003.

        (D) Dividends and Distributions. Dividends substantially equal to all of the Fund's net investment income earned are distributed quarterly to Fund shareholders of record. Unless a shareholder elects to receive dividends in cash, dividends are reinvested in additional shares of the Fund.

        The Fund's net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed net investment income and net capital gains, if any.

        (E) Expense Allocation. The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to the Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's six portfolios are allocated in proportion to the net asset level of each portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly.

        (F) Organization Expenses. Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over a five-year period beginning with the commencement of operations for the Fund. The amount of such cost aggregated $25,952.

3.  TRANSACTIONS WITH AFFILIATES.
        (A) Investment Manager. Republic serves as investment manager to the Fund. Republic furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as Investment Manager, Republic receives a fee payable monthly, at the annual rate of 0.175% of the Fund's average daily net assets. For the period ended October 31, 1995, investment management fees aggregated $6,118, of which the entire amount was waived.

        (B) Sub-Adviser. Lord Abbett manages the investment portfolio of the Fund, subject to the supervision of the Investment Manager, pursuant to a Sub-Advisory Agreement with the Manager. Lord Abbett is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. For its services as Sub-Adviser, Lord Abbett receives a fee computed daily, at the annual rate of 0.325% of the Fund's average daily net assets up to $50 million, 0.25% of net assets over $50 million up to $100 million, 0.20% of the net assets over $100 million up to $200 million, and 0.15% of net assets over $200 million. For the period ended October 31, 1995, Sub-Advisory fees aggregated $11,363, of which the entire amount was reimbursed.

        (C) Administration. The Trust retains Signature to serve as Administrator. Signature provides management and administrative services necessary for the operation of the Fund, furnishes office space and facilities required for conducting business of the Fund and pays the compensation of the Fund's officers.

        Pursuant to an Administrative Services Contract, Signature receives from the Fund a fee, payable monthly, at an annual rate of 0.20% of the first $100 million of the Fund's average daily net assets; 0.17% of the next $100 million of such assets; 0.13% of the next $300 million of such assets; and 0.10% of such assets in excess of $500 million. During the period ended October 31, 1995, the total administration fees aggregated $6,992, of which the entire amount was waived.

        (D) Distribution. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act, as amended. Pursuant to a Distribution Plan adopted by the Trust, Signature, the distributor is reimbursed by the Fund for marketing costs and services rendered in distributing Fund shares at a rate not to exceed 0.25% of the average daily net assets of the Fund. For the period ended October 31, 1995, the Fund reimbursed Signature for distribution related expenses of $6,835.

        (E) Trustees' Fees. The fees paid and the amount of out-of-pocket expenses reimbursed to the Trustees amounted to $2,904 for the period ended October 31, 1995.

        (F) Waiver of Fees. The Investment Manager and Sponsor have voluntarily agreed to waive all or a portion of their fees and, to the extent necessary, reimburse the Fund for additional expenses during the period ended October 31, 1995. At October 31, 1995 expenses for the Fund were voluntarily limited to no more than 1.47% of average daily net assets on an annualized basis. For the period ended October 31, 1995, the Manager and Sponsor voluntarily waived and reimbursed expenses aggregating $34,333.

4. INVESTMENT TRANSACTIONS. Purchases and proceeds from sales and maturities of investments excluding short-term securities for the Fund for the period August 1, 1995 (commencement of operations) to October 31, 1995 were $21,082,962 and $242,489, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of Republic Equity Fund:

     We have audited the accompanying statement of assets and liabilities of Republic Equity Fund (the "Fund", one of the portfolios constituting Republic Funds, the "Trust") as of October 31, 1995, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from August 1, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Republic Equity Fund, a portfolio of Republic Funds, at October 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from August 1, 1995 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.

                                                         /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 8, 1995

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REPUBLIC
        EQUITY
              FUND


INVESTMENT MANAGER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER
Lord, Abbett & Co.
The General Motors Building
767 Fifth Avenue
New York, NY 10153-0203

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183


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REPUBLIC
        EQUITY
              FUND


ANNUAL REPORT
  OCTOBER 31, 1995